Quarterly Holdings Report
for
Fidelity® Series Investment Grade Securitized Fund
November 30, 2023
IGS-NPRT1-0124
1.9891239.105
U.S. Treasury Obligations - 2.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	2,080,000	1,774,744
4.375% 8/15/43	7,480,000	7,149,244
U.S. Treasury Notes:
4.625% 2/28/25	2,100,000	2,089,090
4.625% 3/15/26	4,740,000	4,741,666
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,792,161)		15,754,744

U.S. Government Agency - Mortgage Securities - 129.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 35.9%
1.5% 11/1/35 to 6/1/51	10,253,743	8,309,094
2% 2/1/28 to 3/1/52	54,608,057	45,045,695
2.5% 1/1/28 to 6/1/52	60,964,979	51,694,436
3% 2/1/31 to 2/1/52 (b)	33,660,239	29,024,270
3.5% 7/1/34 to 4/1/52 (b)(c)	13,791,023	12,330,873
4% 3/1/46 to 5/1/52	9,207,728	8,482,901
4.5% 5/1/39 to 11/1/52	14,348,716	13,579,967
5% 7/1/52 to 4/1/53	6,890,882	6,700,301
5.5% 9/1/52 to 8/1/53	7,236,193	7,172,205
6% 11/1/52 to 6/1/53	4,541,901	4,580,695
6.5% 8/1/53 to 9/1/53	4,668,325	4,758,984
TOTAL FANNIE MAE		191,679,421
Freddie Mac - 22.1%
1.5% 7/1/35 to 6/1/51	21,288,800	16,120,635
2% 5/1/36 to 4/1/52	38,332,652	30,974,341
2.5% 1/1/28 to 12/1/51	30,008,986	25,266,049
3% 12/1/30 to 3/1/52	10,462,473	9,143,990
3.5% 11/1/33 to 5/1/52	8,119,470	7,247,760
4% 5/1/38 to 10/1/52 (c)	7,607,223	7,023,191
4.5% 10/1/39 to 7/1/52	5,221,235	4,985,925
5% 10/1/52 to 8/1/53	6,512,437	6,319,666
5.5% 10/1/52 to 8/1/53	5,359,262	5,341,054
6% 3/1/53 to 7/1/53	3,041,599	3,086,206
6.5% 1/1/53 to 10/1/53	2,458,106	2,515,586
TOTAL FREDDIE MAC		118,024,403
Ginnie Mae - 33.5%
2% 11/20/50 to 4/20/51	2,241,379	1,813,692
2% 12/1/53 (d)	9,050,000	7,308,411
2% 12/1/53 (d)	13,450,000	10,861,671
2% 12/1/53 (d)	6,000,000	4,845,355
2% 12/1/53 (d)	4,600,000	3,714,772
2% 12/1/53 (d)	3,700,000	2,987,969
2% 12/1/53 (d)	1,800,000	1,453,607
2% 12/1/53 (d)	2,200,000	1,776,630
2% 12/1/53 (d)	800,000	646,047
2% 1/1/54 (d)	7,050,000	5,701,554
2% 1/1/54 (d)	2,600,000	2,102,701
2% 1/1/54 (d)	8,000,000	6,469,849
2% 1/1/54 (d)	4,800,000	3,881,909
2% 1/1/54 (d)	9,450,000	7,642,509
2.5% 8/20/47 to 9/20/51	8,888,893	7,363,439
2.5% 12/1/53 (d)	2,100,000	1,754,764
2.5% 12/1/53 (d)	5,450,000	4,554,030
2.5% 12/1/53 (d)	4,150,000	3,467,748
2.5% 12/1/53 (d)	1,675,000	1,399,633
2.5% 12/1/53 (d)	2,975,000	2,485,916
2.5% 1/1/54 (d)	6,350,000	5,312,522
2.5% 1/1/54 (d)	8,350,000	6,985,757
3% 2/20/50	227,975	197,155
3% 12/1/53 (d)	4,450,000	3,854,032
3% 12/1/53 (d)	2,150,000	1,862,060
3% 12/1/53 (d)	6,650,000	5,759,395
3% 12/1/53 (d)	1,775,000	1,537,282
3% 12/1/53 (d)	225,000	194,867
3% 12/1/53 (d)	3,925,000	3,399,342
3% 1/1/54 (d)	5,700,000	4,941,746
3% 1/1/54 (d)	8,900,000	7,716,060
3.5% 9/20/40 to 12/20/49	346,015	314,178
3.5% 12/1/53 (d)	5,750,000	5,142,846
3.5% 12/1/53 (d)	4,000,000	3,577,632
3.5% 1/1/54 (d)	3,650,000	3,267,726
3.5% 1/1/54 (d)	3,700,000	3,312,489
4% 10/20/40 to 5/20/49	2,568,963	2,410,112
4% 12/1/53 (d)	4,700,000	4,330,891
4.5% 12/1/53 (d)	4,000,000	3,785,860
5% 4/20/48 to 6/20/48	472,285	467,501
5% 12/1/53 (d)	2,700,000	2,624,719
5% 12/1/53 (d)	2,500,000	2,430,295
5.5% 12/1/53 (d)	5,375,000	5,339,940
5.5% 12/1/53 (d)	1,075,000	1,067,988
5.5% 12/1/53 (d)	1,150,000	1,142,499
5.5% 1/1/54 (d)	3,775,000	3,749,197
6.5% 12/1/53 (d)	1,950,000	1,982,936
6.5% 12/1/53 (d)	1,950,000	1,982,936
6.5% 12/1/53 (d)	2,700,000	2,745,604
6.5% 12/1/53 (d)	800,000	813,512
6.5% 1/1/54 (d)	4,800,000	4,877,136
TOTAL GINNIE MAE		179,358,421
Uniform Mortgage Backed Securities - 38.3%
2% 12/1/53 (d)	4,375,000	3,403,638
2% 12/1/53 (d)	5,200,000	4,045,467
2% 12/1/53 (d)	3,050,000	2,372,822
2% 12/1/53 (d)	3,050,000	2,372,822
2% 12/1/53 (d)	9,300,000	7,235,163
2% 12/1/53 (d)	4,200,000	3,267,493
2% 12/1/53 (d)	3,000,000	2,333,924
2% 12/1/53 (d)	2,550,000	1,983,835
2% 12/1/53 (d)	1,900,000	1,478,152
2% 12/1/53 (d)	1,600,000	1,244,759
2% 12/1/53 (d)	1,425,000	1,108,614
2% 12/1/53 (d)	2,475,000	1,925,487
2% 12/1/53 (d)	1,900,000	1,478,152
2% 12/1/53 (d)	1,600,000	1,244,759
2% 12/1/53 (d)	1,900,000	1,478,152
2% 1/1/54 (d)	15,850,000	12,353,184
2% 1/1/54 (d)	1,500,000	1,169,071
2% 1/1/54 (d)	5,200,000	4,052,780
2% 1/1/54 (d)	1,350,000	1,052,164
2% 1/1/54 (d)	3,600,000	2,805,771
2.5% 12/1/53 (d)	3,500,000	2,838,556
2.5% 12/1/53 (d)	1,050,000	851,567
2.5% 12/1/53 (d)	1,025,000	831,291
2.5% 12/1/53 (d)	550,000	446,059
2.5% 12/1/53 (d)	300,000	243,305
2.5% 12/1/53 (d)	1,000,000	811,016
2.5% 12/1/53 (d)	600,000	486,610
2.5% 1/1/54 (d)	4,050,000	3,289,993
3% 12/1/53 (d)	300,000	253,266
3% 12/1/53 (d)	2,700,000	2,279,392
3% 12/1/53 (d)	1,800,000	1,519,594
3% 12/1/53 (d)	6,650,000	5,614,057
3% 12/1/53 (d)	5,000,000	4,221,096
3% 12/1/53 (d)	2,050,000	1,730,649
3% 12/1/53 (d)	1,650,000	1,392,962
3% 12/1/53 (d)	6,500,000	5,487,424
3% 12/1/53 (d)	6,800,000	5,740,690
3% 12/1/53 (d)	6,750,000	5,698,479
3% 12/1/53 (d)	1,150,000	970,852
3% 12/1/53 (d)	1,550,000	1,308,540
3% 12/1/53 (d)	300,000	253,266
3% 12/1/53 (d)	6,800,000	5,740,690
3% 1/1/54 (d)	17,350,000	14,666,855
3% 1/1/54 (d)	6,950,000	5,875,196
3% 1/1/54 (d)	2,600,000	2,197,915
3% 1/1/54 (d)	6,450,000	5,452,520
3.5% 12/1/53 (d)	8,350,000	7,328,102
3.5% 12/1/53 (d)	4,400,000	3,861,515
3.5% 12/1/53 (d)	2,200,000	1,930,757
3.5% 12/1/53 (d)	2,300,000	2,018,519
3.5% 1/1/54 (d)	4,425,000	3,886,394
3.5% 1/1/54 (d)	5,000,000	4,391,406
4% 12/1/53 (d)	5,000,000	4,542,581
4% 12/1/53 (d)	5,600,000	5,087,690
4% 12/1/53 (d)	2,600,000	2,362,142
4.5% 12/1/53 (d)	1,000,000	937,109
4.5% 12/1/53 (d)	1,025,000	960,537
4.5% 1/1/54 (d)	900,000	843,961
5% 12/1/38 (d)	1,925,000	1,876,123
5% 12/1/38 (d)	875,000	852,783
5% 12/1/53 (d)	2,650,000	2,552,797
5% 12/1/53 (d)	1,000,000	963,320
5.5% 12/1/53 (d)	1,100,000	1,084,618
5.5% 12/1/53 (d)	5,275,000	5,201,234
5.5% 12/1/53 (d)	5,850,000	5,768,194
5.5% 12/1/53 (d)	2,450,000	2,415,739
6.5% 12/1/53 (d)	1,700,000	1,727,624
6.5% 12/1/53 (d)	900,000	914,625
6.5% 12/1/53 (d)	1,950,000	1,981,687
6.5% 12/1/53 (d)	500,000	508,125
6.5% 12/1/53 (d)	775,000	787,593
6.5% 1/1/54 (d)	1,550,000	1,574,521
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		204,967,745
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $723,412,898)		694,029,990

Asset-Backed Securities - 4.8%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	679,000	675,579
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	492,000	488,798
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	1,330,000	1,228,537
Series 2023-A1 Class A, 4.42% 5/15/28	1,400,000	1,377,436
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	3,272,848	3,266,393
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	234,000	238,087
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (e)	166,530	160,250
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (e)	168,338	169,029
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	660,000	657,651
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	2,100,000	2,091,139
Series 2023 A1 Class A, 4.31% 3/15/28 (f)	700,000	687,087
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (e)	134,000	134,204
Class A3, 5.64% 2/22/28 (e)	102,000	101,985
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (e)	371,000	375,606
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (e)	2,750,000	2,536,184
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (e)	789,000	778,403
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	122,095	121,839
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	214,000	215,065
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	313,000	308,202
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	106,000	105,714
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (e)	1,126,000	1,123,392
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	219,000	217,381
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	600,000	601,719
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (e)	209,275	209,185
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (e)	1,000,000	1,003,528
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (e)	600,000	559,291
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (e)	178,651	178,634
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (e)	790,333	664,723
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (e)	247,000	246,677
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (e)	243,303	242,628
Class A3, 4.93% 4/20/26 (e)	242,000	240,181
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (e)	45,195	44,964
Series 2021-5 Class A, 1.31% 11/20/31 (e)	129,115	127,987
3.12% 3/20/32 (e)	314,340	309,979
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (e)(g)	399,577	381,621
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	800,000	780,460
Series 2023 2 Class A, 4.89% 4/13/28	700,000	693,731
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (e)	1,125,000	1,133,467
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (e)	285,000	283,450
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	129,481	129,085
Class A3, 4.66% 5/15/28	256,000	252,580
Series 2023-C Class A3, 5.15% 11/15/28	130,000	129,704
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	231,709	231,312
TOTAL ASSET-BACKED SECURITIES (Cost $25,605,692)		25,502,867

Collateralized Mortgage Obligations - 7.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.9%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (e)	159,823	150,513
Series 2021-E Class A1, 1.74% 12/25/60 (e)	1,294,710	1,055,628
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (e)	315,945	279,945
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (e)(g)	63,287	61,022
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (e)	1,001,679	871,729
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (e)(g)	143,512	132,790
Series 2021-HB7 Class A, 1.1512% 10/27/31 (e)	185,121	177,975
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (e)	52,638	52,007
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (e)	1,692,498	1,659,802
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (e)(g)	480,965	454,822
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (e)	877,789	784,791
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (e)	49,166	44,158
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (e)	237,510	217,831
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (e)	1,365,652	1,214,095
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (e)	69,578	65,965
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (e)	199,949	192,296
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (e)	97,575	85,591
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (e)(g)	130,058	114,391
RMF Buyout Issuance Trust:
sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (e)	164,622	157,947
Series 2022-HB1 Class A, 4.272% 4/25/32 (e)	97,849	94,272
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (e)	250,187	235,182
Towd Point Mortgage Trust sequential payer:
Series 2021-1 Class A1, 2.25% 11/25/61 (e)(g)	2,039,876	1,812,690
Series 2022-K147 Class A2, 3.75% 7/25/62 (e)	422,156	380,671
TOTAL PRIVATE SPONSOR		10,296,113
U.S. Government Agency - 5.7%
Fannie Mae:
planned amortization class:
Series 2021-69 Class JK, 1.5% 10/25/51	289,844	232,046
Series 2022-2 Class TH, 2.5% 2/25/52	167,554	147,684
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	463,564	387,358
Series 2020-43 Class MA, 2% 1/25/45	393,500	345,300
Series 2020-49 Class JA, 2% 8/25/44	245,723	217,204
Series 2020-80 Class BA, 1.5% 3/25/45	618,756	520,299
Series 2021-68 Class A, 2% 7/25/49	498,831	383,583
Series 2021-85 Class L, 2.5% 8/25/48	272,305	232,985
Series 2021-95:
Class 0, 2.5% 9/25/48	544,749	464,552
Class BA, 2.5% 6/25/49	829,519	707,289
Series 2021-96 Class HA, 2.5% 2/25/50	441,638	371,546
Series 2022-1 Class KA, 3% 5/25/48	271,762	240,373
Series 2022-11 Class B, 3% 6/25/49	315,435	282,858
Series 2022-13:
Class HA, 3% 8/25/46	309,588	282,739
Class JA, 3% 5/25/48	298,352	265,371
Series 2022-3:
Class D, 2% 2/25/48	771,634	661,089
Class N, 2% 10/25/47	2,185,881	1,821,868
Series 2022-30 Class E, 4.5% 7/25/48	788,065	751,509
Series 2022-4 Class B, 2.5% 5/25/49	324,189	277,101
Series 2022-49 Class TC, 4% 12/25/48	250,787	238,410
Series 2022-5:
Class 0, 2.5% 6/25/48	299,077	257,098
Class DA, 2.25% 11/25/47	896,090	767,527
Series 2022-7:
Class A, 3% 5/25/48	387,507	342,779
Class E, 2.5% 11/25/47	817,760	713,965
Series 2022-9 Class BA, 3% 5/25/48	237,490	211,139
Series 2013-44 Class DJ, 1.85% 5/25/33	90,506	80,977
Series 2020-45 Class JL, 3% 7/25/40	24,141	21,468
Series 2021-59 Class H, 2% 6/25/48	281,765	222,566
Series 2021-66:
Class DA, 2% 1/25/48	303,274	241,111
Class DM, 2% 1/25/48	322,293	256,231
Freddie Mac:
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	212,340	169,134
Series 2021-5148:
Class AD, 1.5% 10/25/51	285,354	228,740
Class PC, 1.5% 10/25/51	283,582	224,566
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	376,077	333,284
Series 2020-5018:
Class LC, 3% 10/25/40	162,520	144,018
Class LY, 3% 10/25/40	123,338	109,329
Series 2021-5169 Class TP, 2.5% 6/25/49	226,193	191,008
Series 2021-5175 Class CB, 2.5% 4/25/50	1,575,260	1,325,954
Series 2021-5180 Class KA, 2.5% 10/25/47	319,931	278,885
Series 2022-5189:
Class DA, 2.5% 5/25/49	217,024	184,773
Class TP, 2.5% 5/25/49	235,923	200,836
Series 2022-5190:
Class BA, 2.5% 11/25/47	199,219	171,446
Class CA, 2.5% 5/25/49	197,582	168,086
Series 2022-5191 Class CA, 2.5% 4/25/50	377,595	318,221
Series 2022-5197:
Class A, 2.5% 6/25/49	197,582	168,170
Class DA, 2.5% 11/25/47	151,288	130,253
Series 2022-5198 Class BA, 2.5% 11/25/47	736,142	640,687
Series 2022-5200 Class LA, 3% 10/25/48	370,387	330,026
Series 2022-5201 Class EB, 3% 2/25/48	4,157,473	3,738,579
Series 2022-5202:
Class AG, 3% 1/25/49	148,338	131,593
Class LB, 2.5% 10/25/47	161,539	138,765
Class UA, 3% 4/25/50	346,124	303,666
Series 2020-5041:
Class LA, 1.5% 11/25/40	1,458,684	1,179,186
Class LB, 3% 11/25/40	276,695	245,105
Series 2020-5046 Class PT, 1.5% 11/25/40	1,106,511	893,725
Series 2021-5083 Class VA, 1% 8/15/38	925,157	855,790
Series 2021-5176 Class AG, 2% 1/25/47	1,189,479	989,348
Series 2021-5182 Class A, 2.5% 10/25/48	2,073,793	1,762,705
Series 2022-5210 Class AB, 3% 1/25/42	435,233	393,487
Series 2022-5214 Class CB, 3.25% 4/25/52	1,099,440	1,001,904
Series 2022-5236 Class P, 5% 4/25/48	363,385	357,547
Series 2022-5266 Class CD, 4.5% 10/25/44	217,073	210,914
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	363,104	292,313
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	222,368	188,039
Class GC, 2% 11/25/47	256,355	217,798
Series 2021-5164 Class M, 2.5% 7/25/48	227,016	192,033
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8956% 2/20/49 (g)(h)	92,720	90,047
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	21,217	19,107
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	125,353	110,388
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	44,047	42,101
TOTAL U.S. GOVERNMENT AGENCY		30,617,581
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,466,496)		40,913,694

Commercial Mortgage Securities - 16.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (e)(g)(h)	275,000	268,063
Class B, CME Term SOFR 1 Month Index + 1.550% 6.873% 1/15/39 (e)(g)(h)	100,000	97,007
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (e)	600,000	549,501
Class ANM, 3.112% 11/5/32 (e)	100,000	89,867
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,159,000	1,067,175
Series 2018-BN10:
Class A4, 3.428% 2/15/61	233,271	214,514
Class A5, 3.688% 2/15/61	1,900,000	1,757,652
Series 2018-BN14:
Class A4, 4.231% 9/15/60	600,000	564,161
Class ASB, 4.185% 9/15/60	308,376	299,451
Series 2019-BN23 Class ASB, 2.846% 12/15/52	100,000	91,918
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	400,000	398,325
Class A3, 6.26% 4/15/56	1,400,000	1,420,779
Series 2020-BN25 Class XB, 0.532% 1/15/63 (f)(g)	2,000,000	45,062
Series 2021-BN33 Class XA, 1.167% 5/15/64 (f)(g)	3,010,150	156,744
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A5, 4.217% 8/15/61	700,000	655,687
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	600,000	554,188
Bank5 2023-5Yr4 sequential payer Series 2023-5YR4 Class A3, 6.683% 12/15/56	1,000,000	1,029,967
Bbcms Mortgage Trust 2023-C21 sequential payer Series 2023-C21 Class A3, 6.5061% 9/15/56 (g)	246,000	250,053
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	400,000	409,219
Benchmark 2023-V4 Mtg Trust sequential payer Series 2023-V4 Class A3, 6.8409% 11/15/56	267,000	278,746
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	332,292	318,587
Series 2018-B2 Class ASB, 3.7802% 2/15/51	306,925	296,589
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	26,290
Series 2019-B12 Class XA, 1.1612% 8/15/52 (f)(g)	927,601	32,434
Series 2019-B14 Class XA, 0.8975% 12/15/62 (f)(g)	9,637,447	259,028
Series 2020-B17 Class XA, 1.5364% 3/15/53 (f)(g)	2,089,684	106,464
Series 2020-B18 Class XA, 1.911% 7/15/53 (f)(g)	1,447,728	94,835
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (e)(g)(h)	531,000	509,602
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	500,000	513,227
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (e)(g)(h)	1,680,000	1,650,567
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7699% 4/15/37 (e)(g)(h)	54,000	52,296
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (e)(g)(h)	475,000	463,820
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0898% 5/15/38 (e)(g)(h)	302,331	296,634
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3135% 11/15/32 (e)(g)(h)	6,073	6,038
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (e)(g)(h)	119,000	118,074
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5174% 10/15/36 (e)(g)(h)	680,000	674,821
Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (e)(g)(h)	170,000	168,274
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (e)(g)(h)	510,000	510,479
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8139% 4/15/37 (e)(g)(h)	408,167	402,022
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (e)(g)(h)	4,014,061	4,003,868
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 1/15/34 (e)(g)(h)	85,055	83,718
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (e)(g)(h)	92,840	91,062
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.110% 6.44% 12/15/37 (e)(g)(h)	652,000	648,317
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	1,517,279	1,453,275
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	439,884	409,274
Series 2017-C8 Class A3, 3.3048% 6/15/50	694,202	638,441
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (e)(g)(h)	100,000	98,283
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6874% 11/15/36 (e)(g)(h)	100,000	97,605
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	3	3
Series 2017-P7 Class AAB, 3.509% 4/14/50	259,077	250,028
Series 2015-GC33 Class AAB, 3.522% 9/10/58	109,935	107,326
Series 2019-GC41 Class XA, 1.1678% 8/10/56 (f)(g)	4,514,989	171,682
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	398,980	387,848
Series 2016-COR1 Class ASB, 2.972% 10/10/49	409,230	393,874
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (e)(g)(h)	2,483,821	2,478,221
Class C, CME Term SOFR 1 Month Index + 1.470% 6.8% 5/15/36 (e)(g)(h)	486,789	483,967
Series 2018-SITE Class A, 4.284% 4/15/36 (e)	100,000	99,603
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C4 Class A3, 3.5438% 11/15/48	1,171,729	1,131,802
Series 2016-C7 Class ASB, 3.3143% 11/15/49	451,091	437,940
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	494,015	472,580
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (e)(g)(h)	948,896	928,648
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5577% 11/15/38 (e)(g)(h)	661,230	644,632
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (e)(g)(h)	624,932	617,671
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	43,000	41,510
Series 2016-K054 Class A2, 2.745% 1/25/26	1,151,194	1,097,818
Series 2020-K117 Class A2, 1.406% 8/25/30	900,000	720,409
Series 2021-K127 Class A2, 2.108% 1/25/31	1,600,000	1,326,785
Series 2022-150 Class A2, 3.71% 9/25/32	1,300,000	1,182,486
Series 2022-K141 Class A2, 2.25% 2/25/32	454,000	371,919
Series 2022-K142 Class A2, 2.4% 3/25/32	2,159,000	1,786,042
Series 2022-K143 Class A2, 2.35% 3/25/32	200,000	164,551
Series 2022-K144 Class A2, 2.45% 4/25/32	2,928,000	2,424,865
Series 2022-K145 Class A2, 2.58% 5/25/32	100,000	83,558
Series 2022-K146 Class A2, 2.92% 6/25/32	969,000	831,395
Series 2022-K147 Class A2, 3% 6/25/32	1,208,000	1,042,497
Series 2022-K750 Class A2, 3% 9/25/29	4,910,000	4,461,025
Series 2023-K751 Class A2, 4.412% 3/25/30	1,260,000	1,223,983
Series K058 Class A2, 2.653% 8/25/26	1,700,000	1,600,415
Series K065 Class A2, 3.243% 4/25/27	500,000	474,388
Series 2017-K727 Class A2, 2.946% 7/25/24	681,254	670,344
Series 2022 K748 Class A2, 2.26% 1/25/29	1,425,000	1,257,535
Series K047 Class A2, 3.329% 5/25/25	1,873,908	1,822,058
Series K086 Class A2, 3.859% 11/25/28	2,277,000	2,175,861
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,128,521	1,097,810
Series K044 Class A2, 2.811% 1/25/25	1,137,262	1,104,906
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3875% 9/15/31 (e)(g)(h)	660,775	653,913
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.473% 10/15/31 (e)(g)(h)	969,715	882,779
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (e)(g)(h)	963,000	924,079
sequential payer:
Series 2016-GC34 Class AAB, 3.278% 10/10/48	27,631	26,908
Series 2017-GS6 Class A2, 3.164% 5/10/50	190,518	175,564
Series 2018-GS10:
Class A4, 3.89% 7/10/51	3,200,000	2,960,692
Class A5, 4.155% 7/10/51	200,000	183,010
Class AAB, 4.106% 7/10/51	91,108	88,157
Series 2018-GS9 Class A4, 3.992% 3/10/51	300,000	273,780
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (e)(g)	703,787	672,161
Series 2013-GC13 Class A/S, 3.9554% 7/10/46 (e)(g)	79,914	75,220
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8116% 8/15/39 (e)(g)(h)	1,857,000	1,860,491
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9194% 4/15/37 (e)(g)(h)	976,280	888,096
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A4, 3.4927% 8/15/47	208,046	206,231
Series 2014-C22 Class ASB, 3.5036% 9/15/47	32,734	32,489
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	266,544	256,634
Series 2018-C8 Class ASB, 4.145% 6/15/51	915,755	885,124
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (e)	670,000	562,800
Series 2013-LC11 Class A/S, 3.216% 4/15/46	95,874	88,396
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (e)	59,000	51,342
Life Financial Services Trust floater Series 2022-BMR2 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1168% 5/15/39 (e)(g)(h)	400,000	387,458
Morgan Stanley BAML Trust sequential payer:
Series 2014-C19 Class ASB, 3.326% 12/15/47	268,759	266,060
Series 2016-C28 Class A3, 3.272% 1/15/49	75,875	71,603
Series 2016-C30 Class ASB, 2.729% 9/15/49	480,822	464,413
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 12/15/36 (e)(g)(h)	1,000,000	765,000
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	700,000	644,070
Series 2017-HR2:
Class A3, 3.33% 12/15/50	297,309	271,304
Class A4, 3.587% 12/15/50	340,000	311,543
Series 2019-L2 Class A3, 3.806% 3/15/52	500,000	456,928
Series 2019-MEAD Class A, 3.17% 11/10/36 (e)	279,000	255,005
Series 2018-H4 Class A4, 4.31% 12/15/51	600,000	561,209
Series 2019-MEAD Class B, 3.283% 11/10/36 (e)(g)	26,000	22,868
Series 2021-L6 Class XA, 1.325% 6/15/54 (f)(g)	979,516	54,301
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (e)	790,017	693,752
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (e)(g)(h)	314,000	314,000
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (e)(g)(h)	658,353	640,997
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2375% 4/15/36 (e)(g)(h)	1,900,000	1,851,678
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.014% 7/15/36 (e)(g)(h)	212,000	207,340
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (e)(g)(h)	1,700,000	1,668,489
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5172% 11/15/38 (e)(g)(h)	226,000	221,216
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	79,542	76,540
Series 2017-C3 Class ASB, 3.215% 8/15/50	1,055,174	1,007,590
Series 2018-C12 Class ASB, 4.1945% 8/15/51	1,678,163	1,627,749
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/42 (e)(f)(g)	1,600,000	38,110
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6375% 5/15/31 (e)(g)(h)	845,000	819,522
sequential payer:
Series 2014-LC16 Class A5, 3.817% 8/15/50	1,100,000	1,083,361
Series 2021-C61 Class ASB, 2.525% 11/15/54	100,000	86,642
Series 2018-C46 Class XA, 1.0822% 8/15/51 (f)(g)	903,139	20,896
Series 2019-C54 Class XA, 0.9496% 12/15/52 (f)(g)	5,872,400	219,822
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $89,231,206)		86,647,320

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (j) (Cost $16,328,586)	16,325,321	16,328,586

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 2.8625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	1,400,000	85,711
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,800,000	142,989

TOTAL PUT OPTIONS			228,700
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 2.8625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	1,400,000	30,748
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,800,000	79,552

TOTAL CALL OPTIONS			110,300
TOTAL PURCHASED SWAPTIONS (Cost $341,810)			339,000

TOTAL INVESTMENT IN SECURITIES - 164.5% (Cost $913,178,849)	879,516,201
NET OTHER ASSETS (LIABILITIES) - (64.5)%	(344,917,885)
NET ASSETS - 100.0%	534,598,316

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/53	(7,050,000)	(5,693,292)
2% 12/1/53	(2,600,000)	(2,099,654)
2% 12/1/53	(8,000,000)	(6,460,474)
2% 12/1/53	(4,800,000)	(3,876,284)
2% 12/1/53	(9,450,000)	(7,631,434)
2.5% 12/1/53	(6,350,000)	(5,306,072)
2.5% 12/1/53	(8,350,000)	(6,977,276)
3% 12/1/53	(5,700,000)	(4,936,625)
3% 12/1/53	(8,900,000)	(7,708,063)
3.5% 12/1/53	(3,650,000)	(3,264,589)
3.5% 12/1/53	(3,700,000)	(3,309,310)
5.5% 12/1/53	(3,775,000)	(3,750,377)
5.5% 12/1/53	(1,400,000)	(1,390,868)
6.5% 12/1/53	(2,750,000)	(2,796,448)
6.5% 12/1/53	(1,350,000)	(1,372,802)
6.5% 12/1/53	(900,000)	(915,201)

TOTAL GINNIE MAE		(67,488,769)

Uniform Mortgage Backed Securities
2% 12/1/53	(3,600,000)	(2,800,708)
2% 12/1/53	(1,600,000)	(1,244,759)
2% 12/1/53	(1,900,000)	(1,478,152)
2% 12/1/53	(4,375,000)	(3,403,638)
2% 12/1/53	(900,000)	(700,177)
2% 12/1/53	(15,850,000)	(12,330,896)
2% 12/1/53	(1,500,000)	(1,166,962)
2% 12/1/53	(5,200,000)	(4,045,467)
2% 12/1/53	(1,350,000)	(1,050,266)
2% 12/1/53	(1,900,000)	(1,478,152)
2.5% 12/1/53	(1,300,000)	(1,054,321)
2.5% 12/1/53	(4,050,000)	(3,284,614)
3% 12/1/53	(2,700,000)	(2,279,392)
3% 12/1/53	(6,800,000)	(5,740,690)
3% 12/1/53	(300,000)	(253,266)
3% 12/1/53	(17,350,000)	(14,647,201)
3% 12/1/53	(6,950,000)	(5,867,323)
3% 12/1/53	(2,600,000)	(2,194,970)
3% 12/1/53	(6,450,000)	(5,445,213)
3.5% 12/1/53	(700,000)	(614,332)
3.5% 12/1/53	(4,425,000)	(3,883,455)
3.5% 12/1/53	(5,000,000)	(4,388,085)
4% 12/1/53	(1,725,000)	(1,567,190)
4% 12/1/53	(100,000)	(90,852)
4.5% 12/1/53	(900,000)	(843,398)
4.5% 12/1/53	(900,000)	(843,398)
5% 12/1/38	(1,100,000)	(1,072,070)
5% 12/1/38	(1,700,000)	(1,656,836)
5% 12/1/53	(2,650,000)	(2,552,797)
5% 12/1/53	(200,000)	(192,664)
5.5% 12/1/53	(900,000)	(887,414)
5.5% 12/1/53	(1,900,000)	(1,873,430)
5.5% 12/1/53	(2,800,000)	(2,760,845)
5.5% 12/1/53	(800,000)	(788,813)
5.5% 12/1/53	(7,175,000)	(7,074,665)
6.5% 12/1/53	(1,550,000)	(1,575,187)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(103,131,598)

TOTAL TBA SALE COMMITMENTS (Proceeds $167,972,175)		(170,620,367)

Written Swaptions
	Expiration Date	Notional Amount (a)	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.7675, expiring September 2033.	9/20/28	2,300,000	(99,163)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.7675 and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring September 2033.	9/20/28	2,300,000	(85,433)

TOTAL WRITTEN SWAPTIONS			(184,596)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	198	Mar 2024	40,483,266	122,698	122,698
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	10	Mar 2024	1,230,000	14,508	14,508

TOTAL PURCHASED					137,206

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	177	Mar 2024	19,434,047	(101,857)	(101,857)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	111	Mar 2024	11,860,523	(55,723)	(55,723)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	129	Mar 2024	15,020,438	(73,858)	(73,858)

TOTAL SOLD					(231,438)

TOTAL FUTURES CONTRACTS					(94,232)
The notional amount of futures purchased as a percentage of Net Assets is 7.8%
The notional amount of futures sold as a percentage of Net Assets is 8.6%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	20,000	261	(60)	201
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	4,563	(3,170)	1,393
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,020,000	13,297	(11,067)	2,230
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	16,948	(8,756)	8,192
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	18,382	(9,885)	8,497
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	140,000	30,985	(40,046)	(9,061)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	160,000	35,412	(37,402)	(1,990)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	230,000	50,905	(51,985)	(1,080)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	240,000	53,118	(66,814)	(13,696)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	80,000	17,706	(21,312)	(3,606)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	170,000	37,625	(51,883)	(14,258)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	80,000	17,706	(18,899)	(1,193)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	160,000	35,412	(42,602)	(7,190)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	170,000	37,625	(48,213)	(10,588)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	110,000	24,346	(29,433)	(5,087)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	160,000	35,412	(46,321)	(10,909)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	320,000	70,824	(80,510)	(9,686)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	17,706	(19,160)	(1,454)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	24,346	(25,637)	(1,291)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	46,478	(53,788)	(7,310)

TOTAL BUY PROTECTION							589,057	(666,943)	(77,886)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	(26,595)	46,707	20,112
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	(26,855)	48,505	21,650
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	520,000	(12,221)	13,538	1,317
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	1,070,000	(25,147)	28,931	3,784
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	490,000	(14,721)	21,148	6,427

TOTAL SELL PROTECTION							(105,539)	158,829	53,290
TOTAL CREDIT DEFAULT SWAPS							483,518	(508,114)	(24,596)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4.25%	Annual	LCH	Dec 2025	31,940,000	(193,062)	0	(193,062)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Dec 2026	6,160,000	(81,072)	0	(81,072)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2028	1,014,000	(13,935)	0	(13,935)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2030	15,710,000	(316,328)	0	(316,328)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Dec 2043	4,970,000	(197,940)	0	(197,940)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2053	480,000	12,346	0	12,346
TOTAL INTEREST RATE SWAPS							(789,991)	0	(789,991)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,221,259.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,792,825.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,890,457 or 9.7% of net assets.

(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	12,836,862	39,258,941	35,767,217	123,601	-	-	16,328,586	0.0%
Total	12,836,862	39,258,941	35,767,217	123,601	-	-	16,328,586

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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